Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Total	Common stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at beginning at Mar. 31, 2015	$ 2,403,311	$ 88,270	$ 12,414,268	$ (10,099,227)
Balance at beginning (in shares) at Mar. 31, 2015		88,269,976
Shares issued for cash	612,500	$ 763	611,737
Shares issued for cash, Shares		762,500
Shares issued for services and advisory board	856,500	$ 1,802	854,698
Shares issued for services and advisory board, Shares		1,802,000
Shares issued for warrants	5,813	$ 1,162	4,651
Shares issued for warrants, Shares		1,162,500
Debt discount	99,544		99,544
Net loss	(3,746,944)			(3,746,944)
Balance at ending at Mar. 31, 2016	230,724	$ 91,997	13,984,898	(13,846,171)
Balance at ending (in shares) at Mar. 31, 2016		91,996,976
Shares issued for cash	1,375,000	$ 550	1,374,450
Shares issued for cash, Shares		550,000
Fair value of shares issued for services to consultants	2,279,589	$ 1,579	2,278,010
Fair value of shares issued for services to consultants, Shares		1,578,720
Shares issued upon exercise of warrants	48,123	$ 9,665	38,458
Shares issued upon exercise of warrants, Shares		9,665,360
Fair value of warrants and beneficial conversion features as valuation discount	1,315,812		1,315,812
Share issued upon debt conversion	205,918	$ 206	205,712
Share issued upon debt conversion, Shares		205,918
Fair value of warrants and beneficial conversion features on debt conversion	3,248,948		3,248,948
Fair value of warrants issued for note extension and inducement to convert	2,002,977		2,002,977
Fair value of beneficial conversion feature	136,936		136,936
Net loss	(14,249,719)			(14,249,719)
Balance at ending at Mar. 31, 2017	(3,405,692)	$ 103,997	24,586,201	(28,095,890)
Balance at ending (in shares) at Mar. 31, 2017		103,996,974
Fair value of shares issued for services to consultants	382,705	$ 229	382,476
Fair value of shares issued for services to consultants, Shares		229,165
Fair value of shares issued for services to employees	107,292	$ 700	106,592
Fair value of shares issued for services to employees, Shares		700,000
Shares issued upon exercise of warrants	10,226	$ 1,023	9,203
Shares issued upon exercise of warrants, Shares		1,022,500
Shares issued for Wantickets acquisition	3,340,000	$ 2,000	3,338,000
Shares issued for Wantickets acquisition, Shares		2,000,000
Fair value of warrants and beneficial conversion features as valuation discount	1,583,152		1,583,152
Net loss	(2,815,160)			(2,815,160)
Balance at ending at Jun. 30, 2017	$ (797,477)	$ 107,949	$ 30,005,624	$ (30,911,050)
Balance at ending (in shares) at Jun. 30, 2017		107,948,639